DEBT	12 Months Ended
Sep. 30, 2024
Debt Disclosure [Abstract]
DEBT

8. DEBT

Convertible debentures

During the year ended September 30, 2024, the Company completed private placement financings of 1,365 convertible debenture units (each a “Unit”) for gross proceeds of $1,365,000. Each Unit is comprised of one senior secured convertible debenture in the principal amount of $1,000 and 294 common share purchase warrants as amended. Each warrant is exercisable for a period of five years from the date of issuance for one common share of the Company at an exercise price of $4.08 per share. As a result, the Company issued convertible debentures with an aggregate principal amount of $1,365,000 and 401,310 Warrants.

Of the 1,365 Units issued, 500 Units were originally comprised of one secured convertible debenture in the principal amount of $1,000 and 1 common share purchase warrant. The number of warrants issued with these Units was subsequently modified to 294 warrants per Unit. No other terms of the debt or warrant were modified. This modification was assessed as a debt extinguishment. A loss of $495,051 was recognized, consisting of $494,219 representing the fair value of the amended warrants determined using the Black-Scholes option pricing model (assuming a risk-free interest rate of 3.41%, an expected life of 5 years, annualized volatility of 128.69% and a dividend rate of 0%) and an unamortized discount of $832 on the original warrants.

The Company allocated the proceeds received from the issuance of the convertible debentures and warrants between the debt and equity components based on their relative fair values at the issuance date. Due to the lack of an active market for the Company’s privately placed debt instruments and the absence of relevant observable inputs, the Company determined that a reliable estimate of the fair value of the convertible debentures could not be obtained. Accordingly, the face value of the debentures is considered to be a reasonable approximation of their fair value at the issuance date. The fair value of the warrants issued was determined using the Black-Scholes option pricing model (assuming a risk-free interest rate of 3.41%, an expected life of 5 years, annualized volatility of 128.69% and a dividend rate of 0%). $431,666 of the proceeds allocated to the warrants was recorded as additional paid-in capital with a corresponding debt discount, which is being amortized over the term of the debt. As of September 30, 2024, the debt discount was fully amortized.

The Convertible Debentures were secured by the Company’s assets, bore simple interest at a rate of 10% per annum, and matured on September 12, 2024. These Convertible Debentures were convertible into common shares of the Company at a conversion price of $3.40 per share. Interest was payable on the maturity date or upon the repayment of all or a portion of the Convertible Debenture and could be settled in cash or shares at the same conversion price. As of September 30, 2024, the Company had recorded $50,008 in accrued interest on the Convertible Debentures.

PERMEX PETROLEUM CORPORATION

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

YEARS ENDED SEPTEMBER 30, 2024 AND 2023

8. DEBT (cont’d…)

As September 30, 2024, the following Convertible Debentures were outstanding:

Principal Amount	Interest rate	Maturity Date
$500,000	10%	September 12, 2024
865,000	10%	September 12, 2024
$1,365,000

As of September 30, 2024, these Convertible Debentures were in default due to the Company’s failure to repay the principal and accrued interest by the maturity date. Subsequent to September 30, 2024, the Company repaid the Convertible Debentures and the accrued interest in full.

Proceeds from debt financing subscriptions

In September 2024, the Company announced a non-brokered private placement of up to 18,635 convertible debenture units of the Company (each, a “Unit”). Each Unit consists of one convertible debenture (a “Debenture”) in the principal amount of $1,000 and 523 common share purchase warrants. Each warrant is exercisable for a period of five years from the date of issuance for one common share of the Company at an exercise price of $1.91 per share. The Debentures will be secured by the Company’s assets, mature one-year from the date of issuance, and bear simple interest at a rate of 10% per annum, payable on the maturity date or upon repayment of all or any portion of the Debenture. The Debentures are convertible into common shares of the Company at a conversion price of $1.91 per share. Interest will be payable in cash or shares based on the same conversion price. As of September 30, 2024, the Company had received subscription proceeds totaling $2,250,000. The private placement was completed on November 1, 2024 for total gross proceeds of $4,276,389 (Note 15).

Loan payable

During the year ended September 30, 2024, the Company received a $45,000 loan from a former director of the Company. The loan is unsecured, non-interest bearing, and has no specific repayment terms.

On April 28, 2023, the Company issued a promissory note with a principal amount of $209,497 to a supplier to settle an outstanding trade payable. The promissory note is unsecured and bears interest at 6% per annum, payable on September 30, 2023. At September 30, 2024, the Company has an outstanding unpaid principal amount of $115,936 (September 30, 2023 - $125,936). The promissory note was in default due to the Company’s failure to repay the principal amount by its maturity date.

Debenture loan – Related party

During the year ended September 30, 2023, the Company repaid the remaining principal amount of $38,291 (CAD$52,454) on the debenture loan due to the former CEO of the Company. During the years ended September 30, 2023, the Company recorded interest of $1,182.

PERMEX PETROLEUM CORPORATION

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

YEARS ENDED SEPTEMBER 30, 2024 AND 2023